UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of cash and cash equivalents and restricted cash within the interim condensed consolidated balance sheets to the amounts shown in the interim condensed consolidated statements of cash flows above:
Cash and cash equivalents	$ 39,355	$ 36,854	$ 41,928
Restricted cash	24,379	23,852	9,574
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 63,734	$ 60,706	$ 51,502	$ 39,828